                                             [OVERLAND EXPRESS LOGO]

                                        Semi - Annual  Report

                                          ......................................
                                                     JUNE  30,  1997

                                                   OVERLAND SWEEP FUND

                                    OVERLAND EXPRESS FUNDS ARE NOT
                           FDIC INSURED AND ARE NOT OBLIGATIONS OF
                                OR GUARANTEED BY WELLS FARGO BANK.

 [LOGO]
            TABLE OF CONTENTS
            LETTER TO SHAREHOLDERS......................................3
            MANAGER COMMENTS............................................5
            OVERLAND SWEEP FUND
              Statement of Assets and Liabilities.......................7
              Statement of Operations...................................8
              Statements of Changes in Net Assets.......................9
              Financial Highlights.....................................10
              Notes to Financial Statements............................12
            PORTFOLIO OF INVESTMENTS
              Cash Investment Trust Master Portfolio...................15
            CASH INVESTMENT TRUST
              Statement of Assets and Liabilities......................18
              Statement of Operations..................................19
              Statements of Changes in Net Assets......................20
              Notes to Financial Statements............................21
            LIST OF ABBREVIATIONS......................................23

               OVERLAND EXPRESS FUNDS ARE NOT FDIC INSURED, ARE NOT OBLIGATIONS OF WELLS FARGO BANK, AND ARE NOT GUARANTEED BY WELLS FARGO BANK. OVERLAND EXPRESS FUNDS INVOLVE
               INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

               OVERLAND EXPRESS MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MEET THIS OBJECTIVE. DURING THE PERIOD, WELLS FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF THEIR FEES OR ASSUMED RESPONSIBILITY FOR OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THESE REDUCTIONS, THE FUNDS' RETURNS WOULD HAVE BEEN LOWER.

               THE OVERLAND SWEEP FUND (THE "FEEDER") AND THE CASH INVESTMENT TRUST (THE "MASTER") ARE ORGANIZED AS A "MASTER-FEEDER" STRUCTURE. INSTEAD OF INVESTING DIRECTLY IN INDIVIDUAL PORTFOLIO SECURITIES, THE FEEDER FUND, WHICH IS OFFERED TO THE PUBLIC, HOLDS INTERESTS IN THE MASTER WHICH INVESTS IN INDIVIDUAL SECURITIES. REFERENCES TO THE FUND ARE TO THE FEEDER OR MASTER AS THE CONTEXT REQUIRES. THE MASTER PORTFOLIO IS ADVISED BY WELLS FARGO BANK.

               WELLS FARGO BANK PROVIDES INVESTMENT ADVISORY SERVICES, ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICES AND CERTAIN OTHER SERVICES FOR THE OVERLAND EXPRESS FUNDS. THE FUNDS ARE SPONSORED, DISTRIBUTED AND CO-ADMINISTERED BY STEPHENS INC., MEMBER NYSE/SIPC.

                                                                         1
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     2

TO OUR SHAREHOLDERS:

WELCOME TO THE 1997 OVERLAND EXPRESS FUNDS
SEMI-ANNUAL REPORT.

Short-term market volatility reinforces the benefit of a long-term perspective. Markets have ups and downs. They sometimes behave in very unpredictable ways, but, over the long haul, history has shown the financial markets have delivered growth. 1997 has been an example of short-term setbacks attracting more attention than generally solid overall performance.

For the bond markets, the recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve acted in March to raise the federal funds target rate by 0.25%. The bond market had begun to slide in February in anticipation of a potential increase and did not begin to recover until the beginning of May. Bonds rallied somewhat in June and showed a modest 2.09% gain at the halfway point in 1997, as measured by the Lehman Brothers 20+Year Treasury Index.

Equity market volatility was even more pronounced. After climbing steadily from January into late March, the stock market fell precipitously until near the end of April. Stocks rallied again, however, and, as measured by the Standard & Poor's 500 Index, enjoyed a 1997 year-to-date return as of June 30 of 20.61%.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investors sought greater security and shunned volatility. In contrast to recent years, various sectors such as technology and financial services have fluctuated in recent months.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages contain discussions about some of the relevant market conditions and other factors that affected the performance of the Overland Express Funds during the reporting period. These commentaries were written for you--our shareholders--as part of the Overland Express Funds' commitment to education, information and service, as we help you meet your financial goals.

We are pleased to tell you that, pending shareholder approval, we plan to bring together the strengths of Overland Express and Stagecoach Funds, another family of mutual funds advised by Wells Fargo Bank. We plan to consolidate Overland Express Funds into similar corresponding Stagecoach Funds, in some instances into new Stagecoach Funds created expressly for this purpose. The Stagecoach Funds have several additional Funds with investment objectives that complement the Overland Express product line. The result will be a Fund Family with over thirty Funds and over $20 billion in assets. You will find full details of this proposed merger in proxy materials that will be sent to you separately.

OVERLAND EXPRESS FUNDS, AUGUST 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS 20+YEAR TREASURY INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY ISSUES WITH 20-YEAR OR LONGER MATURITIES.

OVERLAND SWEEP FUND
(CASH INVESTMENT TRUST MASTER PORTFOLIO)

Q. WHAT WAS THE SEVEN-DAY YIELD AS OF JUNE 30, 1997?

A. The seven-day yield for the Fund as of June 30, 1997 was 4.55%. The yield as of December 31, 1996 was 4.22%.

Q. WAS THE HIGHER YIELD THE RESULT OF THE FEDERAL RESERVE'S ACTION IN RAISING THE FEDERAL FUNDS TARGET RATE?

A. Only in part. Yields change daily as notes are sold on the open market. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snapshot" of current returns. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information. The graph indicates that there are frequent spikes and valleys in interest rates--and therefore in money market fund returns--based on market pressures even without Fed action.

Q. WHAT ARE SOME OF THE MARKET PRESSURES THAT AFFECT YIELDS?

A. There are a number of influences. If the economy is expected to grow rapidly, interest rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities.

Q. WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUND? HOW HAS IT CHANGED DURING THE PERIOD?

A. Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a fund's sensitivity to interest rate changes. Funds with longer maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturity for the Fund has been fairly steady and in the short-to-intermediate range of 45 to 60 days.

Q. SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

A. The Federal Reserve has rarely effected a single increase when changing monetary policy, so additional increases seem likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely. Recent comments by Federal Reserve Chairman Alan Greenspan, however, have increased optimism that we may finish the year without seeing another increase.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY YIELD IS FOR THE SEVEN-DAY PERIOD ENDED JUNE 30, 1997. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

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     6

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -
JUNE 30, 1997

                                             OVERLAND SWEEP
                                                       FUND
 ..........................................................
ASSETS
INVESTMENTS:
  In interests of Cash Investment Trust      $2,076,044,158
Receivables:
  Interest                                        8,561,144
Prepaid expenses                                     24,137
TOTAL ASSETS                                  2,084,629,439
LIABILITIES
Payables:
  Distribution to shareholders                    7,045,893
  Due to sponsor and distributor (Note
    2)                                            1,091,032
  Due to WFB (Note 2)                               292,704
  Other                                              63,246
TOTAL LIABILITIES                                 8,492,875

TOTAL NET ASSETS                             $2,076,136,564
NET ASSETS CONSIST OF:
Paid-in capital                              $2,076,699,371
Undistributed net realized gain (loss)
  on investments                                   (562,807)
TOTAL NET ASSETS                             $2,076,136,564
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets                                   $2,076,136,564
Shares outstanding                            2,076,710,024
Net asset value per share and offering
  price per share                                     $1.00

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED) -
FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                OVERLAND
                                              SWEEP FUND
 .......................................................
INVESTMENT INCOME
  Interest income allocated from Cash
    Investment Trust                         $52,039,691
  Gross expenses allocated from Cash
    Investment Trust                          (2,843,297)
  Waived expenses allocated from Cash
    Investment Trust                              60,972
TOTAL INVESTMENT INCOME                       49,257,366
EXPENSES (NOTE 2):
  Administration fees                            422,951
  Shareholder servicing fees                   2,558,412
  Transfer agency fees                           715,466
  Distribution fees                            5,157,314
  Legal and audit fees                            54,631
  Registration fees                                9,652
  Directors' fees                                  2,480
  Shareholder reports                             14,875
  Other                                           17,842
TOTAL EXPENSES                                 8,953,623
Less:
  Waived fees and reimbursed expenses            (77,552)
NET EXPENSES                                   8,876,071
NET INVESTMENT INCOME                         40,381,295
REALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM CASH INVESTMENT TRUST              (7,340)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $40,373,955

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             OVERLAND SWEEP FUND
                                             ...................................
                                                 (Unaudited)
                                                     For the
                                                  Six Months             For the
                                                       Ended          Year Ended
                                               June 30, 1997       Dec. 31, 1996
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $    40,381,295     $    55,913,517
  Realized gain (loss) on investments
    allocated from
    Cash Investment Trust                             (7,340)            136,401
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 40,373,955          56,049,918

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (40,381,295)        (55,913,517)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                    2,488,499,619       4,856,143,166
  Reinvestment of dividends                            2,546               4,923
  Cost of shares sold                         (2,415,083,666)     (4,062,742,186)
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS                   73,418,499         793,405,903
INCREASE IN NET ASSETS                            73,411,159         793,542,304

NET ASSETS:
  Beginning net assets                         2,002,725,405       1,209,183,101
  ENDING NET ASSETS                          $ 2,076,136,564     $ 2,002,725,405

SHARES ISSUED AND REDEEMED:
  Shares sold                                  2,488,499,619       4,856,835,054
  Shares issued in reinvestment of
    dividends                                          2,546               4,923
  Shares redeemed                             (2,415,083,666)     (4,062,731,553)
NET INCREASE IN SHARES OUTSTANDING                73,418,499         794,108,424

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        OVERLAND SWEEP FUND
                                                                             ..............................
                                                                                (Unaudited)
                                                                                 Six Months
                                                                                      Ended      Year Ended
                                                                              June 30, 1997   Dec. 31, 1996
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $1.00           $1.00
                                                                                     ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                0.02            0.04
                                                                                      -----           -----
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                (0.02)          (0.04)
                                                                                      -----           -----
NET ASSET VALUE, END OF PERIOD                                                        $1.00           $1.00
                                                                                     ------          ------
                                                                                     ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                                         2.15%           4.29%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                                $2,076,137      $2,002,725
  Number of shares outstanding, end of period (000)                               2,076,710       2,003,292
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)(1):
  Ratio of expenses to average net assets                                             1.25%           1.24%
  Ratio of net investment income to average net assets                                4.31%           4.20%
 ..........................................................................................................

Ratio of expenses to average net assets prior to waived fees and reimbursed
expenses(1)                                                                           1.26%           1.26%

Ratio of net investment income to average net assets prior to waived fees
and reimbursed expenses(1)                                                            4.30%           4.18%

 ...............................................................................

(1) RATIOS INCLUDE EXPENSES CHARGED TO CIT. PRIOR YEAR RATIOS HAVE BEEN ADJUSTED FOR COMPARABILITY PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                                 OVERLAND SWEEP FUND (CONT.)
                              ..............................................................
                                  Year Ended      Year Ended      Year Ended      Year Ended
                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.05            0.03            0.02            0.03
                                       -----           -----           -----           -----
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.05)          (0.03)          (0.02)          (0.03)
                                       -----           -----           -----           -----
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------
                                      ------          ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            4.80%           3.11%           1.97%           2.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                         $1,209,183        $812,559        $528,072        $253,617
  Number of shares
    outstanding, end of
    period (000)                   1,209,183         812,559         528,072         253,628
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED)(1):
  Ratio of expenses to
    average net assets                 1.25%           1.25%           1.25%           1.24%
  Ratio of net investment
    income to average net
    assets                             4.70%           2.92%           1.67%           2.20%
 ...........................................................................................................................

Ratio of expenses to average
net assets prior to waived
fees and reimbursed
expenses(1)                            1.28%           1.33%           1.31%           1.51%

Ratio of net investment
income to average net assets
prior to waived fees and
reimbursed expenses(1)                 4.67%           2.84%           1.61%           1.93%

 ...............................................................................

(1) RATIOS INCLUDE EXPENSES CHARGED TO CIT. PRIOR YEAR RATIOS HAVE BEEN ADJUSTED FOR COMPARABILITY PURPOSES.

The accompanying notes are an integral part of these financial statements.

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Overland Sweep Fund (the "Fund") is a series of Overland Express Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on April 7, 1988, and consists of twelve separate diversified funds: the Index Allocation, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap Strategy, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds, and two non-diversified funds: the California Tax-Free Bond and California Tax-Free Money Market Funds. These financial statements represent only the Overland Sweep Fund.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests only in beneficial interests ("Interests") of the Cash Investment Trust Master Portfolio ("CIT") of the Master Investment Trust (the "Trust"). CIT has the same investment objective as the Fund. The value of the Fund's investment in CIT reflects the Fund's Interest in CIT. As of June 30, 1997, the Fund owned approximately 99.99% of the outstanding Interests of CIT. CIT invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

CIT uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. CIT seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in CIT's Portfolio of Investments. CIT may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value the collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. Repurchase agreements held in CIT are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes was required at December 31, 1996. The Overland Sweep Fund has a capital loss carryforward of $555,468 which will expire in the year 2003. The Company's Board of Directors intends to offset net capital gains with the capital loss carryforward, and no capital gain distribution shall be made until the carryforward has been fully utilized or expires.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB will provide shareholder servicing functions for the Fund. Under the contract, WFB is entitled to be compensated at an annual rate of 0.35% of the average daily net assets of the Fund.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency agreement, WFB is entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Fund. Prior to February 1, 1997, WFB was entitled to be paid a per account fee and other related costs with a minimum monthly fee of $3,000.

WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets. Prior to

OVERLAND SWEEP FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

May 1, 1997, Stephens provided substantially the same services as sole administrator to the Fund. Under the previous agreement, Stephens was entitled to receive a monthly fee at the annual rate of 0.025% of the Fund's average daily net assets.

The Company has adopted a Distribution Plan on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act, whereby the Company pays Stephens, as compensation for distribution-related services, a monthly fee at the annual rate of up to 0.55% of the average daily net assets of the Fund. The actual fee payable to Stephens is determined within such limit, from time to time, by mutual agreement between the Company and Stephens.

Under the contracts and agreements described above, WFB and Stephens may each voluntarily waive fees payable or reimburse expenses to the Fund. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.

Certain officers and one director of the Company are also officers of Stephens. As of June 30, 1997, Stephens owned 120,723 shares of the Overland Sweep Fund.

3.   CAPITAL SHARE TRANSACTIONS

As of June 30, 1997, the Overland Sweep Fund was authorized to issue 3 billion shares of capital stock with a par value of $0.001 per share. Transactions in capital shares for the six months ended June 30, 1997 and the year ended December 31, 1996 are disclosed in detail in the Statements of Changes in Net Assets.

4.   REORGANIZATION OF OVERLAND EXPRESS FUNDS, INC.

At a meeting held on July 23, 1997, the Company's Board of Directors approved an Agreement and Plan of Consolidation to reorganize Overland Express Funds, Inc. into Stagecoach Funds, Inc. This Plan of Consolidation is subject to approval by Overland Express Fund shareholders. The agreement provides, among other things, for the transfer of assets and liabilities of each Overland Express Fund (each a "Predecessor Fund") to a corresponding series of Stagecoach Funds, Inc. (each a "Stagecoach Fund"). The Agreement provides that each Stagecoach Fund will assume certain identified liabilities of the corresponding Predecessor Fund and will deliver to that Predecessor Fund shares of common stock of the Stagecoach Fund having an aggregate net asset value equivalent to the aggregate net asset value of the assets transferred to the Stagecoach Fund by the Predecessor Fund (collectively, the "Consolidation"). At the time of Consolidation, the Funds that currently are structured as "feeder" Funds in a "master-feeder" structure will be restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" Fund. The Consolidation is expected to be a tax-free exchange.

Dividends from net investment income and net realized capital gains, if any, of the Predecessor Funds will be distributed to Overland Express Fund shareholders prior to the Consolidation. The Consolidation is expected to close in December, 1997. All of the expenses incurred in connection with the Consolidation will be paid by Wells Fargo or Stephens.

CASH INVESTMENT TRUST MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
BANKERS ACCEPTANCE - 1.04%
$    14,000,000  Bank of America N.A.                                 5.68 %      11/03/97    $ 13,723,889
      8,000,000  Bank of America N.A.                                 5.68        11/04/97       7,840,960
                                                                                              ------------
                 TOTAL BANKERS ACCEPTANCE                                                     $ 21,564,849

CERTIFICATES OF DEPOSITS - 17.73%
$    50,000,000  Barclays Bank Plc                                    5.72 %      12/02/97    $ 50,002,051
     50,000,000  Branch Banking & Trust Co                            6.50        07/01/97      50,000,000
     35,000,000  Commerzbank Finance Inc                              5.80        01/15/98      35,005,454
     40,000,000  Dresdner Bank AG                                     6.13        03/09/98      40,012,957
     30,000,000  Huntington National Bank                             6.05        01/06/98      30,000,000
     18,000,000  Rabobank Nederland N.V.                              6.05        03/27/98      17,995,055
     20,000,000  Rabobank Nederland N.V.                              6.07        03/26/98      19,997,186
     40,000,000  Societe Generale                                     6.13        09/12/97      40,038,173
     35,000,000  Societe Generale (Yankee)                            5.72        10/20/97      35,002,388
     50,000,000  Union Bank of California                             5.50        08/21/97      50,000,000
                                                                                              ------------
                 TOTAL CERTIFICATES OF DEPOSITS                                               $368,053,264

COMMERCIAL PAPER - 51.64%
$    40,000,000  ANZ Delaware Inc                                     5.70 %F     11/17/97    $ 39,119,667
     36,000,000  Asset Securitization Cooperative Corp++              5.56 F      07/14/97      35,927,720
     50,000,000  Asset Securitization Cooperative Corp++              5.57 F      07/28/97      49,791,125
     35,000,000  Associates Corp                                      5.35 F      09/19/97      34,583,889
     25,000,000  Bankers Trust New York Corp                          5.47 F      11/25/97      24,441,604
     50,000,000  Canadian Imperial Holding Inc                        5.54 F      07/10/97      49,930,725
     25,000,000  Ciesco LP                                            5.30 F      07/01/97      25,000,000
     25,000,000  CIT Group Holdings Inc                               5.54 F      07/07/97      24,976,917
     50,000,000  Corporate Asset Funding Co Inc++                     5.55 F      08/21/97      49,606,875
     40,000,000  Corporate Receivables Corp++                         5.54 F      07/07/97      39,963,067
     37,235,000  Falcon Asset Securitization Corp++                   5.56 F      07/14/97      37,160,240
     35,000,000  Ford Motor Corp                                      5.53 F      07/08/97      34,962,365
     20,000,000  Ford Motor Corp                                      5.70 F      11/17/97      19,559,833
     45,000,000  General Electric Capital Corp                        5.63 F      01/09/98      43,648,800

CASH INVESTMENT TRUST MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
COMMERCIAL PAPER - CONTINUED
$    80,000,000  Goldman Sachs & Co                                   5.57 %F     07/02/97    $ 79,987,622
     25,000,000  IBM Credit Corp                                      5.55 F      07/14/97      24,949,896
     80,000,000  Merrill Lynch Corp                                   5.55 F      07/07/97      79,926,000
     35,000,000  National Rural Utilities Cooperative Finance
                 Corp                                                 5.55 F      08/11/97      34,778,771
     50,000,000  Preferred Receivables Funding Corp                   6.20 F      07/01/97      50,000,000
     75,000,000  Prudential Funding Corp                              5.55 F      07/18/97      74,803,438
     26,950,000  Receivables Capital Corp++                           5.55 F      07/25/97      26,850,285
     24,248,000  Receivables Capital Corp++                           5.55 F      07/30/97      24,139,591
     15,000,000  Receivables Capital Corp++                           5.59 F      07/21/97      14,953,417
     25,000,000  Sweden Kingdom Corp                                  5.43 F      10/10/97      24,619,146
     20,000,000  Sweden Kingdom Corp                                  5.47 F      12/01/97      19,535,050
     35,000,000  Sweden Kingdom Corp                                  5.60 F      12/05/97      34,145,222
     50,000,000  Unifunding Corp                                      5.55 F      07/07/97      49,953,750
     25,000,000  Union Commercial Funding Corp                        5.35 F      08/20/97      24,814,236
                                                                                              ------------
                 TOTAL COMMERCIAL PAPER                                                       $1,072,129,251

VARIABLE AND FLOATING RATE BONDS - 22.05%
$    25,000,000  Abbey National North America                         5.71 %      07/17/97    $ 24,999,247
     30,000,000  American Express Co                                  5.66        05/08/98      30,000,000
     60,000,000  Bank of America N.A.                                 5.65        04/16/98      59,977,007
     60,000,000  Bankers Trust Corp                                   5.37        12/10/97      59,986,685
     50,000,000  CC USA Inc                                           5.67        02/18/98      50,000,000
     53,000,000  CIT Group Holdings Inc                               5.67        05/22/98      52,968,103
     80,000,000  FCC National Bank                                    5.60        06/11/98      79,941,594
     25,000,000  Federal Home Loan Bank                               5.28        08/08/97      24,998,244
     25,000,000  Huntington National Bank                             5.86        11/10/97      25,000,000
     50,000,000  PHH Corp                                             5.37        09/22/97      50,000,000
                                                                                              ------------
                 TOTAL VARIABLE AND FLOATING RATE BONDS                                       $457,870,880

CASH INVESTMENT TRUST MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED) PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
REPURCHASE AGREEMENTS - 7.42%
$    27,988,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.85 %      07/01/97    $ 27,988,000
     21,000,000  HSBC Securities Inc Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         5.80        07/01/97      21,000,000
     79,000,000  JP Morgan Securities Inc Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.95        07/01/97      79,000,000
     26,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         6.00        07/01/97      26,000,000
                                                                                              ------------
                 TOTAL REPURCHASE AGREEMENTS                                                  $153,988,000

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $2,073,606,244)* (Note 1)                         99.88 %              2,073,606,244
                 Other Assets and Liabilities, Net                        0.12                   2,497,674
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $2,076,103,918
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 F   YIELD TO MATURITY.
++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE TRUST'S BOARD OF TRUSTEES.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -
JUNE 30, 1997

                                                       CASH
                                                 INVESTMENT
                                                      TRUST
                                                     MASTER
                                                  PORTFOLIO
 ..........................................................
ASSETS
INVESTMENTS:
  In securities, at market value and
    identified cost                          $2,073,606,244
  Cash                                                2,252
Receivables:
  Interest                                       11,610,446
TOTAL ASSETS                                  2,085,218,942
LIABILITIES
Distribution to beneficial interest
  holders                                         8,561,400
Due to advisor (Note 2)                             478,344
Other                                                75,280
TOTAL LIABILITIES                                 9,115,024

TOTAL NET ASSETS
                                             $2,076,103,918


 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED) -
FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                    CASH
                                              INVESTMENT
                                                   TRUST
                                                  MASTER
                                               PORTFOLIO
 .......................................................
INVESTMENT INCOME
  Interest                                   $52,041,316
TOTAL INVESTMENT INCOME                       52,041,316
EXPENSES (NOTE 2)
  Advisory fees                                2,345,999
  Administration fees                             80,780
  Custody fees                                   159,760
  Portfolio accounting fees                      218,173
  Legal and audit fees                            29,122
  Other                                            9,550
TOTAL EXPENSES                                 2,843,384
Less:
  Waived fees and reimbursed expenses            (60,972)
NET EXPENSES                                   2,782,412
NET INVESTMENT INCOME                         49,258,904
REALIZED GAIN (LOSS) ON INVESTMENTS               (7,358)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $49,251,546

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  CASH INVESTMENT TRUST MASTER
                                                                     PORTFOLIO
                                             .................................
                                                (Unaudited)
                                                For the Six            For the
                                               Months Ended         Year Ended
                                              June 30, 1997      Dec. 31, 1996
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $   49,258,904     $   68,378,409
  Net realized gain (loss) on sale of
    investments                                      (7,358)           136,408
NET INCREASE RESULTING FROM OPERATIONS           49,251,546         68,514,817
NET INCREASE IN NET ASSETS RESULTING
FROM BENEFICIAL INTEREST
  TRANSACTIONS                                   23,931,527        725,092,321
INCREASE IN NET ASSETS                           73,183,073        793,607,138

NET ASSETS:
  Beginning net assets                        2,002,920,845      1,209,313,707
  ENDING NET ASSETS                          $2,076,103,918     $2,002,920,845

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Cash Investment Trust Master Portfolio ("CIT") is a series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended. The Declaration of Trust permits the issuance of an unlimited number of beneficial interests ("Interests"). Substantially all of CIT's outstanding Interests are owned by Overland Sweep Fund, a series of Overland Express Funds, Inc. The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios. These financial statements represent only CIT.

The following significant accounting policies are consistently followed by CIT in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

CIT invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

CIT uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. CIT seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at

CASH INVESTMENT TRUST MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

their contracted resale amounts. These repurchase agreements, if any, are detailed in CIT's Portfolio of Investments. CIT may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value the collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. Repurchase agreements held in CIT are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FEDERAL INCOME TAXES

CIT intends to qualify for federal income tax purposes as a partnership. Management, therefore, believes that CIT will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in CIT will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Code, and the regulations promulgated thereunder.

It is intended that CIT's assets, income gain/loss and distributions will be managed in such a way that a regulated investment company investing in CIT will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in CIT.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract on behalf of CIT with WFB. Pursuant to the contract, WFB has agreed to provide CIT with daily portfolio management. Under the contract, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.25% of the average daily net assets of CIT. For the six months ended June 30, 1997, WFB waived $60,972 in advisory fees payable to it under the advisory contract.

The Trust has entered into a contract with WFB on behalf of CIT, whereby WFB is responsible for providing custody and portfolio accounting services to CIT. Pursuant to the contract, WFB is entitled to certain transaction charges plus a custody fee at the annual rate of 0.0167% of the average daily net assets of CIT. For providing portfolio accounting services WFB is entitled to receive a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of CIT's average daily net assets, 0.045% of the next $50 million, and 0.02% of CIT's average daily net assets in excess of $100 million.

The Trust's Board of Trustees has approved a change in fund administration duties. Effective May 1, 1997, WFB became administrator and Stephens Inc. ("Stephens") became co-administrator to the Trust on behalf CIT. Under the new agreement, administrative fees are not charged to CIT. Prior to May 1, 1997, Stephens provided substantially the same services as sole administrator to CIT and was entitled to receive a monthly fee at the annual rate of 0.025% of the average daily net assets of CIT.

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Incorporated
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

(THIS PAGE INTENTIONALLY LEFT BLANK)

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 15, 1997
                     TO THE PROSPECTUSES DATED MAY 1, 1997
                         DESCRIBING THE FOLLOWING FUNDS

CALIFORNIA TAX-FREE BOND                    SHORT-TERM GOVERNMENT-CORPORATE
CALIFORNIA TAX-FREE MONEY MARKET                         INCOME
INDEX ALLOCATION                                         SHORT-TERM MUNICIPAL INCOME
MONEY MARKET                                             SMALL CAP STRATEGY
MUNICIPAL INCOME                                         STRATEGIC GROWTH
NATIONAL TAX-FREE INSTITUTIONAL                          U.S. TREASURY MONEY MARKET
 MONEY MARKET                                            U.S. GOVERNMENT INCOME
OVERLAND SWEEP                                           VARIABLE RATE GOVERNMENT

    On July 23, 1997 the Board of Directors of Overland Express Funds, Inc. ("Overland") approved an Agreement and Plan of Consolidation with Stagecoach Funds, Inc. ("Stagecoach"), another open-end management investment company advised by Wells Fargo Bank, to consolidate each Overland Fund with and into certain new or existing Stagecoach Funds which have (except as described below) the same or similar investment objectives and policies (the "Consolidation"). If the Consolidation is approved by shareholders of the Overland Funds, they will become shareholders of a corresponding Stagecoach Fund, as indicated in the chart below. At closing, they will receive shares of the designated class of the corresponding Stagecoach Fund having a total value equal to the total value of the shares of the Overland Fund held by the shareholder immediately before the closing. The Consolidation is expected to close on or about December 15, 1997.

                  OVERLAND/STAGECOACH FUNDS CONSOLIDATION MAP

                                        Existing Stagecoach Funds -
Overland Express Funds - Classes        Existing or New Classes
--------------------------------------  --------------------------------------
California Tax-Free Bond - A and D      California Tax-Free Bond - A and C
California Tax-Free Money Market        California Tax-Free Money Market
                                         Mutual
Money Market - A and Institutional      Prime Money Market Mutual - A and
                                         Administrative
Municipal Income - A and D              National Tax-Free Fund - A and C
National Tax-Free Institutional Money   National Tax-Free Money Market Mutual
 Market                                  - Institutional
Small Cap Strategy - A and D            Small Cap - A and C
Strategic Growth - A and D              Aggressive (Strategic) Growth - A and
                                         C
U.S. Government Income - A and D        Ginnie Mae (U.S. Government Income) -
                                         A and C
U.S. Treasury Money Market - A and      Treasury Money Market Mutual - A and
 Institutional                           Administrative

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 15, 1997
              TO THE PROSPECTUSES DATED MAY 1, 1997 -- (CONTINUED)

Overland Express Funds - Classes        New Stagecoach Funds Classes
--------------------------------------  --------------------------------------
Index Allocation - A and D              Index Allocation - A and C
Overland Sweep                          Overland Sweep
Short-Term Municipal Income             Short-Term Municipal Income
Short-Term Government-Corporate Income  Short-Term Government-Corporate Income
Variable Rate Government - A and D      Variable Rate Government - A and C

    If the Consolidation is approved, shareholders of Overland's Municipal Income and U.S. Government Income Funds will become shareholders of the Stagecoach National Tax-Free and Ginnie Mae Funds, respectively. Investors should be aware of the following differences in these Funds. Although the Municipal Income Fund and National Tax-Free Fund each invests a significant portion of its assets in securities exempt from federal income taxes, the Municipal Income Fund generally invests at least 80% of its assets in securities that may be subject to the alternative minimum tax, and the National Tax-Free Fund generally invests no more than 20% of its assets in such securities. The Ginnie Mae Fund currently invests primarily in Ginnie Mae securities. If the Consolidation is approved, the Ginnie Mae Fund will pursue an investment policy of investing primarily in a broader array of mortgage pass-through securities issued or guaranteed by the U.S. Government.

    At the July 23, 1997 meeting, the Overland Board of Directors, subject to the approval of Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds, approved an increase in the Rule 12b-1 distribution fee payable under the Class C Rule 12b-1 Plan of the corresponding Stagecoach Funds, from 0.50% to 0.75% of the average daily net assets of the Class C shares of such Stagecoach Funds. The increase is intended to encourage the Funds' selling agents to devote sufficient resources to marketing the Funds' Class C shares. Although the Rule 12b-1 fee payable by the Class C shares of the corresponding Stagecoach Funds will increase, Wells Fargo Bank and Stephens Inc. have agreed to waive or reimburse certain other fees so that the total operating expenses payable by the Class C shares will remain at the current level paid by Class D shares of the corresponding Overland Funds through December 31, 1998.

    Overland shareholders on the record date (currently expected to be September 30, 1997) are eligible to vote on issues relating to the Consolidation and will be sent additional information. Shareholders who make an initial investment after the record date will not be eligible to vote, but may obtain additional information by calling 1-800-572-7797.

    In addition, if the Consolidation is completed as anticipated, any Fund that currently is part of a master-feeder structure will be reorganized into a stand-alone Fund. This means that each such Fund will withdraw its investment in the corresponding Master Portfolio and instead will invest directly in a portfolio of securities. Each such Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolios, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages each Master Portfolio's assets and for the same advisory fee level.

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 15, 1997
              TO THE PROSPECTUSES DATED MAY 1, 1997 -- (CONTINUED)

                             New Portfolio Managers

    Mr. Kenneth Lee became a portfolio co-manager to the SMALL CAP MASTER PORTFOLIO as of June 18, 1997 and is responsible for providing fundamental security analysis and portfolio management. Mr. Lee joined Wells Fargo Bank in 1993 and went from Investment Operations to the Portfolio Management group in 1995. Prior to 1993 he worked as an associate at Wells Fargo Nikko Investment Advisors and at Dean Witter Reynolds (Morgan Stanley Dean Witter Discover) and has over 8 years experience in the industry. He holds bachelor degrees both in economics and in organizational studies from the University of California at Davis and is working toward his chartered financial analyst designation.

    Mr. Chris Greene joined Wells Fargo Bank on April 1, 1997, to work as portfolio co-manager of the CAPITAL APPRECIATION MASTER PORTFOLIO. Immediately prior to joining Wells Fargo Bank, Mr. Greene worked for three years in the Mergers & Acquisitions group for Hambrecht & Quist, an investment banking firm focusing on growth companies. Before that he worked for two years at GB Capital Management and prior to that worked at Wood Island Associates, firms focusing on equity and fixed-income securities. He has over five years experience in the industry. Mr. Greene received his B.A. in Economics from Claremont McKenna College.

                                                               OEX P (SUPP 8/97)

NOTES

[OVERLAND EXPRESS LOGO]

POST OFFICE BOX 63084
SAN FRANCISCO, CA  94163


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Overland
Express Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus.
For a prospectus containing more complete information, including charges and expenses, call 1.800.552.9612. Read the prospectus carefully before you invest.

THIS BOOKLET INCLUDES THE SEMI-ANNUAL REPORT AND A
PROSPECTUS SUPPLEMENT. THE PROSPECTUS SUPPLEMENT
APPEARS ON THREE PAGES FOLLOWING THE REPORT.

OEXSARSWP8/97

                                               DATED MATERIAL - PLEASE EXPEDITE